Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We
have t
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 significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other (1)	Total

2022	Balance at beginning of year	$884	$3,838	$232	$4,954
	Impairment	–	–	–	–
	Adjustments (2)	–	386	8	394
	Balance at end of year	$884	$4,224	$240	$5,348
2021	Balance at beginning of year	$884	$4,131	$238	$5,253
	Impairment	–	–	–	–
	A djustments (2)	–	(293)	(6)	(299)
	Balance at end of year	$884	$3,838	$232	$4,954

(1)	Certain information has been reclassified to conform to the presentation adopted in the current year. Other now includes CIBC FirstCaribbean.
(2)	Includes foreign currency translation adjustments.

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2022	Balance at beginning of year	$116	$24	$140
	A djustments (3)	–	3	3
	Balance at end of year	$116	$27	$143
2021	Balance at beginning of year	$116	$26	$142
	A djustments (3)	–	(2)	(2)
	Balance at end of year	$116	$24	$140

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.
(3)	Includes foreign currency translation adjustments.

Schedule of Components of Finite-lived Software and Other Intangible Assets

The

components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2022	Gross carrying amount
	Balance at beginning of year	$4,061	$575	$20	$239	$4,895
	Additions	833	–	10	242	1,085
	Disposals (5)	(42)	–	–	–	(42)
	Adjustments (6)	29	58	2	17	106
	Balance at end of year	$4,881	$633	$32	$498	$6,044
2021	Balance at end of year	$4,061	$575	$20	$239	$4,895
2022	Accumulated amortization
	Balance at beginning of year	$2,367	$475	$13	$151	$3,006
	Amortization and impairment (5)	427	51	–	47	525
	Disposals (5)	(31)	–	–	–	(31)
	Adjustments (6)	27	51	2	15	95
	Balance at end of year	$2,790	$577	$15	$213	$3,595
2021	Balance at end of year	$2,367	$475	$13	$151	$3,006
	Net book value
	As at October 31, 2022	$2,091	$56	$17	$285	$2,449
	As at October 31, 2021	$1,694	$100	$7	$88	$1,889

(1)	Includes $942 million (2021: $659 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)
Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as Lowenhaupt Global Advisors, LLC (LGA) and Cleary Gull in 2019.

(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, LGA in 2019 and the Canadian Costco credit card portfolio in 2022.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation and purchase price adjustments.